CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
CURRENT ASSETS
Cash	$ 5,124	$ 1,335	$ 7,673
Accounts receivable net of allowance of $2009, $9,123 and $7,906	126,557	98,659	36,952
Inventory	51,387	67,995	$ 22,839
Loan to employee	30,000	30,000
Prepaid expense	4,550	76,664
Total current assets	217,618	$ 274,653	$ 67,464
NON-CURRENT ASSETS
Property and equipment, net			461
Intangible assets, net			1,099,036
Total non-current assets			1,099,497
Total assets	217,618	$ 274,653	1,166,961
CURRENT LIABILITIES
Derivative liability			30,766
Accounts payable	122,539	$ 92,751	67,305
Deferred revenue	341,909	368,864	$ 380,397
Due to related party	16,820	20,740
Note payable - other	102,402	$ 86,294	$ 5,000
Loan payable	20,000
Credit line payable - related party	397,500	$ 388,000
Accrued expenses and other current liabilities	121,635	$ 126,697	$ 194,025
Convertible notes payable			25,908
Patent payable			2,500,000
Total current liabilities	1,122,805	$ 1,083,346	3,203,401
Total liabilities	1,122,805	1,083,346	3,203,401
STOCKHOLDERS' DEFICIT
Common stock: $0.0001 par value; 20,000,000 shares authorized; 7,598,676, 5,623,679 and 1,696,813 shares issued and outstanding on December 31, 2015 June 30, 2015 and 2014, respectively	760	700	562
Additional paid-in capital	$ 12,724,831	12,576,891	$ 12,203,981
Stock to be issued		28,000
Accumulated deficit	$ (13,630,779)	(13,414,285)	$ (14,240,984)
Total stockholders' deficit	(905,187)	(808,693)	(2,036,440)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 217,618	$ 274,653	$ 1,166,961
Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Series A Convertible Preferred Stock: $0.0001 par value; 100,000 shares authorized; 688 shares issued and outstanding as of December 31, 2015, June 30, 2015 and 2014, respectively Series B Convertible Preferred Stock: $0.0001 par value; 62,500 shares authorized; 9,938 shares issued and outstanding as of December 31, 2015, June 30, 2015 and 2014, respectively
Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Series A Convertible Preferred Stock: $0.0001 par value; 100,000 shares authorized; 688 shares issued and outstanding as of December 31, 2015, June 30, 2015 and 2014, respectively Series B Convertible Preferred Stock: $0.0001 par value; 62,500 shares authorized; 9,938 shares issued and outstanding as of December 31, 2015, June 30, 2015 and 2014, respectively	$ 1	$ 1	$ 1